March 4, 2005

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:      John Hancock Investment Trust III- (the "Trust")
                    -John Hancock Large Cap Growth Fund (the "Fund") --Prospectus and Statement of Additional Information.
                  File No.  811-4630 and 33-4559

         CERTIFICATE UNDER RULE 497(j)

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectus and Statement of Additional Information dated March 1, 2005 for the above-captioned registrant that would have been filed under paragraph (b) or
(c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of most recent registration statement has been filed electronically.


Sincerely,



/s/Marilyn Lutzer
Marilyn Lutzer